UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President & Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower SecureFoundation® Funds (Institutional Class, Investor Class, Service Class, Class L and Class A)
Annual Report
December 31, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Empower SecureFoundation® Balanced Fund
Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
Empower SecureFoundation Funds Performance
The Fund’s 2023 performance was in-line with peers. Exposure to small-cap U.S. equity was a laggard against large-cap holdings. However, the Fund benefited from international holdings which kept pace with U.S. mid and small cap equities in 2023 for the first calendar year since 2017.
For the twelve-month period ended December 31, 2023, the Empower SecureFoundation Balanced Fund (Investor Class shares) returned 13.18%, relative to a 26.14% return for the Wilshire 5000 Index, a 5.53% return for the Bloomberg U.S. Aggregate Bond Index and a 14.07% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”) or qualified retirement plans. If such fees and expenses were included, returns would be lower.

35,000
30,000
25,000
20,000
15,000
10,000
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index*	Wilshire 5000 Index	Bloomberg U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2014	10,613.27	10,671.80	11,271.17	10,596.57
2015	10,542.73	10,659.01	11,346.22	10,654.85
2016	11,463.11	11,648.17	12,863.21	10,936.93
2017	12,946.43	13,227.85	15,563.17	11,324.30
2018	12,256.39	12,574.79	14,743.65	11,325.59
2019	14,436.80	14,952.13	19,316.99	12,312.80
2020	16,446.40	16,787.90	23,338.63	13,237.08
2021	18,275.24	18,751.82	29,569.07	13,032.96
2022	15,623.35	16,119.81	23,938.94	11,337.35
2023	17,682.58	18,388.44	30,195.78	11,964.18

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class, Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	13.55%	7.94%	6.10%
Investor Class	13.18%	7.61%	5.87%
Service Class	13.04%	7.49%	5.75%
Class L	12.89%	7.29%	5.58%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Empower SecureFoundation® Balanced ETF Fund
Management Discussion
The Fund’s investment adviser is Empower Capital Management, LLC (“ECM”)
Empower SecureFoundation Funds Performance
The Fund’s 2023 performance was in-line with peers. Exposure to small-cap U.S. equity was a laggard against large-cap holdings. However, the Fund benefited from international holdings which kept pace with U.S. mid and small cap equities in 2023 for the first calendar year since 2017.
For the twelve-month period ended December 31, 2023, the Empower SecureFoundation Balanced ETF Fund (Class A shares) returned 13.81%, relative to a 26.14% return for the Wilshire 5000 Index, a 5.53% return for the Bloomberg U.S. Aggregate Bond Index and a 14.07% return for its composite benchmark, the Fund’s benchmark indexes.
The views and opinions in this report were current as of December 31, 2023 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

35,000
30,000
25,000
20,000
15,000
10,000
12/31/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
12/31/2020
12/31/2021
12/31/2022
12/31/2023
Fund (Class A)
Composite Index
Wilshire 5000 Index
Bloomberg U.S. Aggregate Bond Index

Year	Fund (Class A)	Composite Index*	Wilshire 5000 Index	Bloomberg U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2014	10,621.74	10,692.66	11,271.17	10,596.57
2015	10,011.17	10,677.87	11,346.22	10,654.85
2016	10,881.14	11,680.53	12,863.21	10,936.93
2017	12,371.85	13,323.51	15,563.17	11,324.30
2018	11,071.57	12,663.72	14,743.65	11,325.59
2019	13,165.20	15,084.82	19,316.99	12,312.80
2020	14,933.29	16,968.91	23,338.63	13,237.08
2021	16,462.46	18,941.33	29,569.07	13,032.96
2022	14,012.36	16,193.90	23,938.94	11,337.35
2023	15,946.92	18,471.64	30,195.78	11,964.18

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Average Annual Total Returns for the Periods Ended December 31, 2023 (unaudited)
	One Year	Five Year	Ten Year
Class A (including sales charge)	8.12%	6.47%	5.32%
Class A (not including sales charge)	13.81%	7.57%	5.86%
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2023 (unaudited)
Empower SecureFoundation® Balanced Fund
Asset Class	Percentage of Fund Investments
Bond	34.84%
Large Cap Equity	20.83
International Equity	18.56
Mid Cap Equity	11.66
Small Cap Equity	9.14
Fixed Interest Contract	4.97
Total	100.00%
Empower SecureFoundation® Balanced ETF Fund
Asset Class	Percentage of Fund Investments
Bond	36.58%
Large Cap Equity	18.99
International Equity	17.23
Mid Cap Equity	10.68
Small Cap Equity	8.45
Short Term Investments	6.18
Government Money Market Mutual Funds	1.89
Total	100.00%

Shareholder Expense Example (unaudited)
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
Each Fund Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 to December 31, 2023).
Actual Expenses
The first row of each Fund's table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of each Fund's table below provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each Fund's table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of each Fund's table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Empower SecureFoundation® Balanced Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Institutional Class
Actual	$1,000.00	$1,052.61	$1.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$1.28
Investor Class
Actual	$1,000.00	$1,051.97	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.06
Service Class
Actual	$1,000.00	$1,051.12	$3.62
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.57
Class L
Actual	$1,000.00	$1,050.66	$4.39
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.33
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class shares, 0.60% for the Investor Class shares, 0.70% for the Service Class shares, and 0.85% for the Class L shares multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests,  (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Empower SecureFoundation® Balanced ETF Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/23)	(12/31/23)	(07/01/23 – 12/31/23)
Class A
Actual	$1,000.00	$1,054.80	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.43
* Expenses are equal to the Fund's annualized expense ratio of 0.28% for the Class A shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.05%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
BOND MUTUAL FUNDS
36,659,000	Empower Bond Index Fund Institutional Class(a)	$306,835,831

TOTAL BOND MUTUAL FUNDS — 34.85% (Cost $355,025,870)		$306,835,831
EQUITY MUTUAL FUNDS
11,918,022	Empower International Index Fund Institutional Class(a)	122,874,810
23,554,172	Empower S&P 500® Index Fund Institutional Class(a)	183,486,997
13,055,587	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	102,747,468
12,325,640	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	80,486,432
4,039,072	Fidelity® Emerging Markets Index Fund Institutional Class	40,592,671

TOTAL EQUITY MUTUAL FUNDS — 60.21% (Cost $554,937,469)		$530,188,378
Account Balance		Fair Value
FIXED INTEREST CONTRACT
43,793,168 (b)	Empower of America Contract(a) 1.75%(c)	$ 43,793,168

TOTAL FIXED INTEREST CONTRACT — 4.97% (Cost $43,793,168)		$ 43,793,168
TOTAL INVESTMENTS — 100.03% (Cost $953,756,507)		$880,817,377
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (305,175)
TOTAL NET ASSETS — 100.00%		$880,512,202

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at December 31, 2023. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED ETF FUND
Schedule of Investments
As of December 31, 2023
Shares		Fair Value
BOND EXCHANGE TRADED FUNDS
109,385	Vanguard Total Bond Market ETF	$ 8,045,267

TOTAL BOND EXCHANGE TRADED FUNDS — 38.99% (Cost $9,056,872)		$ 8,045,267
EQUITY EXCHANGE TRADED FUNDS
59,541	Vanguard FTSE Developed Markets ETF(a)	2,852,014
22,789	Vanguard FTSE Emerging Markets ETF	936,628
22,920	Vanguard Russell 2000 ETF(a)	1,858,812
9,562	Vanguard S&P 500® ETF	4,176,681
25,005	Vanguard S&P Mid-Cap 400® ETF	2,349,720

EQUITY EXCHANGE TRADED FUNDS — 59.00% (Cost $9,695,731)		$12,173,855
GOVERNMENT MONEY MARKET MUTUAL FUNDS
417,211	Federated Hermes Government Obligations Fund Institutional Class, 5.23%(b)	417,211
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.02% (Cost $417,211)		$ 417,211
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 6.59%
$363,021	Undivided interest of 0.43% in a repurchase agreement (principal amount/value $83,874,265 with a maturity value of $83,924,030) with Bank of Montreal, 5.34%, dated 12/31/23 to be repurchased at $363,021 on 1/2/24 collateralized by various U.S. Government Agency securities, 4.50% - 6.50%, 12/1/38 - 12/1/53, with a value of $85,551,750.(c)	363,021
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$996,104	Undivided interest of 0.83% in a repurchase agreement (principal amount/value $120,466,826 with a maturity value of $120,538,303) with RBC Capital Markets Corp, 5.34%, dated 12/31/23 to be repurchased at $996,104 on 1/2/24 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 1/15/24 - 12/1/53, with a value of $122,876,165.(c)	$ 996,104
TOTAL SHORT TERM INVESTMENTS — 6.59% (Cost $1,359,125)		$ 1,359,125
TOTAL INVESTMENTS — 106.60% (Cost $20,528,939)		$21,995,458
OTHER ASSETS & LIABILITIES, NET — (6.60)%		$ (1,361,975)
TOTAL NET ASSETS — 100.00%		$20,633,483

(a)	All or a portion of the security is on loan at December 31, 2023.
(b)	Rate shown is the 7-day yield as of December 31, 2023.
(c)	Collateral received for securities on loan.
ETF	Exchange Traded Fund
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2023
	Empower SecureFoundation® Balanced Fund	Empower SecureFoundation® Balanced ETF Fund
ASSETS:
Investments at fair value, affiliated(a)	$840,224,706	$-
Investments in securities, fair value(b)(c)	40,592,671	20,636,333
Repurchase agreements, fair value(d)	-	1,359,125
Dividends and interest receivable	-	1,109
Subscriptions receivable	81,182	-
Receivable for investments sold	2,093,119	-
Total Assets	882,991,678	21,996,567
LIABILITIES:
Payable for distribution fees	53,387	-
Payable for investments purchased	20,468	-
Payable for shareholder services fees	190,388	-
Payable to investment adviser	61,400	3,959
Payable upon return of securities loaned	-	1,359,125
Redemptions payable	2,153,833	-
Total Liabilities	2,479,476	1,363,084
NET ASSETS	$880,512,202	$20,633,483
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,502,225	$188,834
Paid-in capital in excess of par	933,312,447	19,050,329
Undistributed/accumulated earnings (deficit)	(61,302,470)	1,394,320
NET ASSETS	$880,512,202	$20,633,483
MAXIMUM OFFERING PRICE PER SHARE(e)	N/A	$11.51
NET ASSETS BY CLASS
Investor Class	$344,455,149	N/A
Class A	N/A	$20,633,483
Service Class	$68,317,945	N/A
Class L	$233,887,701	N/A
Institutional Class	$233,851,407	N/A
CAPITAL STOCK:
Authorized
Investor Class	190,000,000	N/A
Class A	N/A	20,000,000
Service Class	80,000,000	N/A
Class L	140,000,000	N/A
Institutional Class	200,000,000	N/A
Issued and Outstanding
Investor Class	26,906,687	N/A
Class A	N/A	1,888,335
Service Class	5,223,876	N/A
Class L	22,013,008	N/A
Institutional Class	30,878,677	N/A
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2023
	Empower SecureFoundation® Balanced Fund	Empower SecureFoundation® Balanced ETF Fund
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.80	N/A
Class A	N/A	$10.93
Service Class	$13.08	N/A
Class L	$10.62	N/A
Institutional Class	$7.57	N/A
(a) Cost of investments, affiliated	$905,227,293	$-
(b) Cost of investments, unaffiliated	$48,529,214	$19,169,814
(c) Including fair value of securities on loan	$-	$1,322,950
(d) Cost of repurchase agreements	$-	$1,359,125
(e) Maximum offering price per share represents the net asset value per share divided by 0.95, based on maximum sales charge of 5.00% of the Fund's offering price.
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2023
	Empower SecureFoundation® Balanced Fund	Empower SecureFoundation® Balanced ETF Fund
INVESTMENT INCOME:
Interest, affiliated	$717,386	$-
Income from securities lending	-	7,695
Dividends, affiliated	26,074,562	-
Dividends, unaffiliated	1,048,474	515,777
Total Income	27,840,422	523,472
EXPENSES:
Management fees	874,381	32,611
Shareholder services fees – Investor Class	1,183,182	-
Shareholder services fees – Service Class	246,773	-
Shareholder services fees – Class L	859,937	-
Audit and tax fees	-	27,554
Custodian fees	-	1,770
Directors fees	-	33,433
Distribution fees – Service Class	70,304	-
Distribution fees – Class L	612,489	-
Fund administration fees	-	80,504
Legal fees	-	12,337
Pricing fees	-	293
Registration fees	-	17,852
Shareholder report fees	-	180
Transfer agent fees	-	23,230
Other fees	-	2,987
Total Expenses	3,847,066	232,751
Less amount reimbursed by investment adviser	-	185,873
Less management fees waived	151,799	-
Net Expenses	3,695,267	46,878
NET INVESTMENT INCOME	24,145,155	476,594
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(852,064)	-
Net realized gain (loss) on investments, unaffiliated	(2,309,761)	725,303
Realized gain distributions received, affiliated	46,034,951	-
Net Realized Gain	42,873,126	725,303
Net change in unrealized appreciation on investments, affiliated	36,120,778	-
Net change in unrealized appreciation on investments, unaffiliated	5,025,364	1,414,405
Net Change in Unrealized Appreciation	41,146,142	1,414,405
Net Realized and Unrealized Gain	84,019,268	2,139,708
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$108,164,423	$2,616,302
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower SecureFoundation® Balanced Fund	2023	2022
OPERATIONS:
Net investment income	$24,145,155	$18,591,912
Net realized gain	42,873,126	11,410,430
Net change in unrealized appreciation (depreciation)	41,146,142	(187,336,463)
Net Increase (Decrease) in Net Assets Resulting from Operations	108,164,423	(157,334,121)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(12,923,134)	(21,672,888)
Service Class	(2,473,376)	(4,429,368)
Class L	(10,176,084)	(19,653,352)
Institutional Class	(16,261,853)	(22,123,146)
From Net Investment Income and Net Realized Gains	(41,834,447)	(67,878,754)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	25,632,510	22,015,794
Service Class	9,990,182	12,237,039
Class L	1,135,223	1,409,747
Institutional Class	40,824,711	113,184,178
Shares issued in reinvestment of distributions
Investor Class	12,923,134	21,672,888
Service Class	2,473,376	4,429,368
Class L	10,176,084	19,653,352
Institutional Class	16,261,853	22,123,146
Shares redeemed
Investor Class	(59,893,209)	(125,625,481)
Service Class	(22,334,430)	(22,129,989)
Class L	(58,167,979)	(43,143,703)
Institutional Class	(44,688,622)	(31,840,268)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(65,667,167)	(6,013,929)
Total Increase (Decrease) in Net Assets	662,809	(231,226,804)
NET ASSETS:
Beginning of year	879,849,393	1,111,076,197
End of year	$880,512,202	$879,849,393
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,083,495	1,723,931
Service Class	796,750	934,776
Class L	111,431	129,302
Institutional Class	5,490,637	13,406,528
Shares issued in reinvestment of distributions
Investor Class	1,034,151	1,807,303
Service Class	194,252	362,655
Class L	980,652	1,956,562
Institutional Class	2,171,756	2,983,381
Shares redeemed
Investor Class	(4,868,013)	(9,366,252)
Service Class	(1,789,566)	(1,675,080)
Class L	(5,677,376)	(4,018,303)
Institutional Class	(5,984,290)	(3,930,550)
Net Increase (Decrease)	(5,456,121)	4,314,253
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2023 and December 31, 2022
Empower SecureFoundation® Balanced ETF Fund	2023	2022
OPERATIONS:
Net investment income	$476,594	$429,123
Net realized gain	725,303	844,397
Net change in unrealized appreciation (depreciation)	1,414,405	(5,117,575)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,616,302	(3,844,055)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains	(1,076,388)	(1,655,684)
From Net Investment Income and Net Realized Gains	(1,076,388)	(1,655,684)
CAPITAL SHARE TRANSACTIONS:
Shares sold	-	-
Shares issued in reinvestment of distributions	1,076,388	1,655,684
Shares redeemed	(2,461,002)	(2,189,301)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,384,614)	(533,617)
Total Increase (Decrease) in Net Assets	155,300	(6,033,356)
NET ASSETS:
Beginning of year	20,478,183	26,511,539
End of year	$20,633,483	$20,478,183
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	-	-
Shares issued in reinvestment of distributions	98,152	160,085
Shares redeemed	(230,844)	(191,089)
Net Decrease	(132,692)	(31,004)
See Notes to Financial Statements.

Annual Report - December 31, 2023

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2023	$11.75	0.33	1.20	1.53	(0.27)	(0.21)	(0.48)	$12.80	13.18%
12/31/2022	$14.65	0.24	(2.36)	(2.12)	(0.21)	(0.57)	(0.78)	$11.75	(14.51%)
12/31/2021	$14.39	0.32	1.27	1.59	(0.31)	(1.02)	(1.33)	$14.65	11.12%
12/31/2020	$13.41	0.32	1.48	1.80	(0.28)	(0.54)	(0.82)	$14.39	13.92%
12/31/2019	$12.25	0.30	1.84	2.14	(0.26)	(0.72)	(0.98)	$13.41	17.79%
Service Class
12/31/2023	$11.99	0.37	1.17	1.54	(0.24)	(0.21)	(0.45)	$13.08	13.04%
12/31/2022	$14.92	0.24	(2.42)	(2.18)	(0.18)	(0.57)	(0.75)	$11.99	(14.58%)
12/31/2021	$14.63	0.38	1.22	1.60	(0.29)	(1.02)	(1.31)	$14.92	11.02%
12/31/2020	$13.61	0.36	1.45	1.81	(0.25)	(0.54)	(0.79)	$14.63	13.76%
12/31/2019	$12.42	0.30	1.85	2.15	(0.24)	(0.72)	(0.96)	$13.61	17.65%
Class L
12/31/2023	$ 9.83	0.25	0.99	1.24	(0.24)	(0.21)	(0.45)	$10.62	12.89%
12/31/2022	$12.40	0.18	(2.00)	(1.82)	(0.18)	(0.57)	(0.75)	$ 9.83	(14.71%)
12/31/2021	$12.37	0.22	1.09	1.31	(0.26)	(1.02)	(1.28)	$12.40	10.70%
12/31/2020	$11.63	0.23	1.28	1.51	(0.23)	(0.54)	(0.77)	$12.37	13.54%
12/31/2019	$10.74	0.24	1.60	1.84	(0.23)	(0.72)	(0.95)	$11.63	17.47%
Institutional Class
12/31/2023	$ 7.17	0.24	0.71	0.95	(0.34)	(0.21)	(0.55)	$ 7.57	13.55%
12/31/2022	$ 9.35	0.21	(1.54)	(1.33)	(0.28)	(0.57)	(0.85)	$ 7.17	(14.22%)
12/31/2021	$ 9.66	0.23	0.86	1.09	(0.38)	(1.02)	(1.40)	$ 9.35	11.45%
12/31/2020	$ 9.29	0.26	1.00	1.26	(0.35)	(0.54)	(0.89)	$ 9.66	14.27%
12/31/2019	$ 8.78	0.26	1.30	1.56	(0.33)	(0.72)	(1.05)	$ 9.29	18.13%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2023	$344,455	0.45%	0.43%	2.68%	15%
12/31/2022	$336,832	0.45%	0.43%	1.88%	20%
12/31/2021	$505,377	0.45%	0.43%	2.14%	20%
12/31/2020	$417,503	0.45%	0.42%	2.38%	28%
12/31/2019	$325,174	0.45%	0.42%	2.28%	18%
Service Class
12/31/2023	$ 68,318	0.55%	0.53%	2.94%	15%
12/31/2022	$ 72,194	0.55%	0.53%	1.85%	20%
12/31/2021	$ 95,472	0.55%	0.53%	2.46%	20%
12/31/2020	$ 73,136	0.55%	0.52%	2.69%	28%
12/31/2019	$ 78,401	0.55%	0.52%	2.23%	18%
Class L
12/31/2023	$233,888	0.70%	0.68%	2.45%	15%
12/31/2022	$261,370	0.70%	0.68%	1.70%	20%
12/31/2021	$353,678	0.70%	0.68%	1.73%	20%
12/31/2020	$355,129	0.70%	0.67%	2.02%	28%
12/31/2019	$390,943	0.70%	0.67%	2.05%	18%
Institutional Class
12/31/2023	$233,851	0.10%	0.08%	3.17%	15%
12/31/2022	$209,452	0.10%	0.08%	2.58%	20%
12/31/2021	$156,549	0.10%	0.08%	2.31%	20%
12/31/2020	$158,316	0.10%	0.07%	2.89%	28%
12/31/2019	$135,222	0.10%	0.07%	2.75%	18%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.

EMPOWER FUNDS, INC.
EMPOWER SECUREFOUNDATION® BALANCED ETF FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Class A
12/31/2023	$10.13	0.25	1.15	1.40	(0.27)	(0.33)	(0.60)	$10.93	13.81%
12/31/2022	$12.92	0.22	(2.14)	(1.92)	(0.25)	(0.62)	(0.87)	$10.13	(14.88%)
12/31/2021	$13.22	0.23	1.13	1.36	(0.23)	(1.43)	(1.66)	$12.92	10.24%
12/31/2020	$13.18	0.22	1.53	1.75	(0.26)	(1.45)	(1.71)	$13.22	13.43%
12/31/2019	$12.10	0.28	2.02	2.30	(0.33)	(0.89)	(1.22)	$13.18	18.91%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate
Supplemental Data and Ratios
Class A
12/31/2023	$20,633	1.14%	0.23%	2.34%	6%
12/31/2022	$20,478	0.88%	0.23%	1.93%	18%
12/31/2021	$26,512	0.73%	0.25%	1.66%	17%
12/31/2020	$27,856	0.69%	0.28%	1.69%	28%
12/31/2019	$32,276	0.76%	0.36%	2.09%	13%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower SecureFoundation® Balanced Fund and the Empower SecureFoundation® Balanced ETF Fund (each a Fund, collectively the Funds) are included herein. Each Fund is non-diversified as defined in the 1940 Act.  The Empower SecureFoundation® Balanced Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.
The Empower SecureFoundation® Balanced ETF Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.  The minimum initial investment in the Fund is $10,000. The Fund is closed to new investors and new contributions by existing shareholders. Shareholders of the Fund may continue to reinvest dividends and capital gains arising from the Fund, but no other forms of contributions will be allowed. The Fund reserves the right to modify or limit the above exceptions or re-open the Fund at any time without prior notice.
Investment Objectives
Empower SecureFoundation® Balanced Fund - seeks long-term capital appreciation and income
Empower SecureFoundation® Balanced ETF Fund - seeks long-term capital appreciation and income
The Empower SecureFoundation® Balanced Fund offers four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of the Empower SecureFoundation® Balanced Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. The Empower SecureFoundation® Balanced ETF Fund offers Class A shares. An initial sales charge of 5% is imposed on purchases of the Fund's shares and is deducted prior to the investment in the Fund.
Shares of the Empower SecureFoundation® Balanced Fund and the Empower SecureFoundation® Balanced ETF Fund can only be purchased in conjunction with the purchase and acceptance of a guaranteed lifetime withdrawal benefit or contingent deferred annuity (the Guarantee) issued by Empower Annuity Insurance Company of America (Empower of America) or Empower Life & Annuity Insurance Company of New York (Empower of New York).  The Guarantee includes a fee in addition to the fees and expenses of the Funds.  The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee.  Empower of America and Empower of New York, as applicable, do not issue the Guarantee to either the Adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.

Annual Report - December 31, 2023

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of the Funds’ securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Funds’ valuation designee to make all fair value determinations with respect to the Funds’ investments, subject to oversight by the Board of Directors.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The Empower SecureFoundation® Balanced ETF Fund generally values its Exchange Traded Funds (ETFs) based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of such Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower of America (Empower of America Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The Empower of America Contract is backed by the general account of Empower of America.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund's investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2023, each Fund's investments in the underlying ETFs, underlying mutal funds and Government Money Market Mutual Funds are valued using Level 1 inputs. The Funds investments in the Empower of America Contract and short

Annual Report - December 31, 2023

term securities are valued using Level 2 inputs. More information regarding the sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Repurchase Agreements
The Empower SecureFoundation® Balanced ETF Fundmay engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no federal income or excise tax provision is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Empower SecureFoundation® Balanced Fund, if any, are declared and paid semi-annually. Distributions to shareholders from net investment income of the Empower SecureFoundation® Balanced ETF Fund, if any, are declared and paid annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2023 and 2022 were as follows:
Empower SecureFoundation® Balanced Fund
	2023	2022
Ordinary income	$22,898,364	$18,216,619
Long-term capital gain	18,936,083	49,662,135
	$41,834,447	$67,878,754
Empower SecureFoundation® Balanced ETF Fund
	2023	2022
Ordinary income	$476,594	$474,968
Long-term capital gain	599,794	1,180,716
	$1,076,388	$1,655,684

Annual Report - December 31, 2023

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Empower SecureFoundation® Balanced Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	44,588,776
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(105,891,246)
Tax composition of capital	$(61,302,470)
Empower SecureFoundation® Balanced ETF Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	127,258
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	1,267,062
Tax composition of capital	$1,394,320
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2023 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower SecureFoundation® Balanced Fund	$986,708,623	$19,701,711	$(125,592,957)	$(105,891,246)
Empower SecureFoundation® Balanced ETF Fund	20,728,396	2,617,967	(1,350,905)	1,267,062
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower of America. As compensation for its services to Empower Funds, the Adviser receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.
Fund Name	Annual Advisory Rate
Empower SecureFoundation® Balanced Fund	0.10%
Empower SecureFoundation® Balanced ETF	0.16%
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,223,500 for the fiscal year ended December 31, 2023.

Annual Report - December 31, 2023

Empower SecureFoundation® Balanced Fund
The management fee encompasses fund operation expenses except for shareholder service fees and distribution fees. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount the Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder service agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class, Service Class, and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares.
Empower SecureFoundation® Balanced ETF Fund
Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting service fees for the Fund are disclosed as Fund administration fees on the Statement of Operations.
The Adviser contractually agreed to reimburse the Fund for the amount by which any ordinary operating expenses incurred by the Fund, excluding management fees payable to the Adviser and certain extraordinary expenses, exceeds an annual rate of 0.07% of the Fund’s average daily net assets for Class A shares (the “Expense Limit”). The agreement’s current term ends on April 30, 2023 and automatically renews for one-year unless terminated within 90 days of the end of the current term. The amount reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2023, the amounts subject to recoupment were as follows:
Empower SecureFoundation® Balanced ETF Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$130,481	$143,880	$185,873	$0
Transactions with Affiliates
The Empower SecureFoundation® Balanced Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Fund. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Fund upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following table is a summary of the transactions for each underlying investment during the year ended December 31, 2023, in which the issuer was an affiliate of the Fund, as defined in the 1940 Act.

Annual Report - December 31, 2023

Empower SecureFoundation® Balanced Fund
Affiliate	Shares Held/ Account Balance 12/31/2023	Value 12/31/2022	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2023
BOND MUTUAL FUNDS 34.85%
Empower Bond Index Fund Institutional Class	36,659,000	$305,659,569	$34,096,978	$42,861,075	$(5,793,803)	$ 9,940,359	$11,477,163	$ -	$306,835,831
					(5,793,803)	9,940,359	11,477,163	0	306,835,831
EQUITY MUTUAL FUNDS 55.60%
Empower International Index Fund Institutional Class	11,918,022	122,381,928	11,027,562	24,344,268	81,601	13,809,588	3,660,012	2,921,723	122,874,810
Empower S&P 500® Index Fund Institutional Class	23,554,172	183,791,036	39,727,467	52,398,946	(5,232,824)	12,367,440	6,219,679	29,253,509	183,486,997
Empower S&P Mid Cap 400® Index Fund Institutional Class	13,055,587	103,291,898	21,198,935	20,188,294	5,025,047	(1,555,071)	2,899,968	9,792,868	102,747,468
Empower S&P Small Cap 600® Index Fund Institutional Class	12,325,640	80,703,653	14,774,868	16,550,551	5,067,915	1,558,462	1,817,740	4,066,850	80,486,432
					4,941,739	26,180,419	14,597,399	46,034,950	489,595,707
FIXED INTEREST CONTRACT 4.97%
Empower of America Contract	43,793,168	44,088,286	5,749,794	6,762,298	-	-	717,386	-	43,793,168
					0	0	717,386	0	43,793,168
				Total	$ (852,064)	$36,120,778	$26,791,948	$46,034,950	$840,224,706
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investments, excluding all U.S. Government securities and short-term securities, were as follows:
	Purchases	Sales
Empower SecureFoundation® Balanced Fund	$130,938,760	$169,000,574
Empower SecureFoundation® Balanced ETF Fund	1,318,197	3,340,374
For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Empower SecureFoundation® Balanced ETF Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and any necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2023, the Fund had securities on loan valued at $1,322,950 and received collateral as reported on the Statement of Assets and Liabilities of $1,359,125 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities.  The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.

Annual Report - December 31, 2023

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed.  At December 31, 2023, the class of the securities loaned consisted entirely of exchange traded funds. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.  Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds.  In the normal course of business, a Fund may also enter into contracts that provide general indemnifications.  A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund.  The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENTS
Effective January 12, 2024, the Federal Income Taxes and Distributions to Shareholders section was amended and distributions to shareholders from net investment income of each Fund, if any, are declared and paid annually.
Management has reviewed all events subsequent to December 31, 2023, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred other than what is disclosed above.

Annual Report - December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Empower SecureFoundation® Balanced Fund and Empower SecureFoundation® Balanced ETF Fund (the “Funds”), two of the funds comprising Empower Funds, Inc., as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers, and transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2024
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Each Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Empower SecureFoundation® Balanced Fund	$458,587	$4,973,195
Empower SecureFoundation® Balanced ETF Fund	5,846	83,225
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2023, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower SecureFoundation® Balanced Fund	42%
Empower SecureFoundation® Balanced ETF Fund	22%

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 80	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	Director, Gold, Inc.
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 69	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 80	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A

Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 40	Director, President & Chief Executive Officer	Since 2020	Executive Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 40	Director, President & Chief Executive Officer	Since 2020	Executive Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and EAG	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 67	Chief Compliance Officer	Since 2016	Vice President, Compliance Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Vice President, Deputy General Counsel & Corporate Secretary, Empower, Empower of America & Empower of NY; Vice President & Counsel, ECM; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Financial Officer & Treasurer	Since 2021	Vice President, Fund Administration, Empower; Chief Financial Officer & Treasurer, ECM; Vice President & Treasurer, CITs, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds, ECM & ETC	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 56	Assistant Treasurer	Since 2007	Vice President, Fund Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 43	Derivatives Risk Manager	Since 2022	Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Inflation-Protected Securities Fund, Empower Mid Cap Value Fund and other series of Empower Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower International Growth Fund, Empower Large Cap Growth Fund and other series of Empower Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower International Growth Fund, Empower Large Cap Growth Fund and other series of Empower Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund, (2) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, and (3) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.

***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.empower.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Empower Funds’ Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)  As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)  For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)  During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)  During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)   Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)  Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,031,500 for fiscal year 2022 and $1,050,700 for fiscal year 2023.

(b)  Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $42,000 for fiscal year 2022 and $44,680 for fiscal year 2023.  The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)  Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2022 and $0 for fiscal year 2023.
(d)  All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)   (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4  The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation .  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)   (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)  The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2022 equaled $1,022,840 and for fiscal year 2023 equaled $1,795,449.
(i)  The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.  INVESTMENTS.
(a)   The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)   Not applicable.
ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.
(a)  The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)  The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.        DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)   Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
Director, President & Chief Executive Officer
Date:February 23, 2024
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
Director, President & Chief Executive Officer
Date:February 23, 2024
By:	/s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer
Date:February 23, 2024